Loans and Allowance for Credit Losses (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 1997
Financing Receivable, Allowance for Credit Losses [Line Items]
Commitments to extend credit to customers with TDRs			¥ 24,332	¥ 44,116
Decrease in the allowance for credit losses due to loan disposal activity recognized as net charge-offs during the fiscal year			3,500	16,200	¥ 400
Loans to Housing Loan Administration Corporation						¥ 407,078
Original maturity term of loans to Housing Loan Administration Corporation, years						15 years
Maturity of loans to Housing Loan Administration Corporation						2011
Interest rate (percentage above Tokyo Interbank Offered Rate) on loans to Housing Loan Administration Corporation						0.125%
Initial non-interest-bearing deposits with the Special Fund and New Fund						¥ 176,089
Number of years of collection activities of the Jusen loans						15 years
Number of years of the investment income earned by the Special Fund that will be used to absorb loss of Jusen loans						15 years
Deposits fully collected with the New Fund regarding the Government-led Loan Restructuring Program		¥ 161,435
Deposits fully collected with the Special Fund regarding the Government-led Loan Restructuring Program	¥ 204,956
Net gains (losses) on disposal of nonperforming loans during the fiscal year			¥ 15,257	¥ 18,984	14,274
Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day			90 days	90 days
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			1-15
Significant sales of loans			¥ 748,000	¥ 906,000	¥ 884,000
Commercial [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			1 month
Loans contractually past due before becoming defaulted loans, in month			1 month
Commercial [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day			90 days
Commercial [Member] | Normal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			1-9
Commercial [Member] | Close Watch [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			10-12
Commercial [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Internal borrower ratings			13-15
Residential [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			6 months
Loans contractually past due before becoming defaulted loans, in month			6 months
Residential [Member] | Maximum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Temporary extensions of maturity dates to nonaccrual loans, in day			90 days
Card [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in month			1 month
MUAH [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Significant purchases of loans				¥ 337,000
MUAH [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in day			60 days
Krungsri [Member] | Minimum [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans contractually past due before being placed on nonaccrual status, in month			3 months
Loans contractually past due before becoming defaulted loans, in month			6 months
Cumulative period of loans to be categorized as Special Mention, commencing from the contractual due date in month			1 month
Cumulative period of Substandard, Doubtful or Doubtful of Loss, commencing from the contractual due date in month			3 months